Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Trading Symbol	WAGE
Entity Registrant Name	WAGEWORKS, INC.
Entity Central Index Key	0001158863
Entity Filer Category	Non-accelerated Filer